Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents (Notes 2(f) and 11)	$ 27,664	$ 23,573
Trade accounts receivable, less allowance for doubtful accounts of $0 in, 2016 and $0 in 2015 (Notes 2(h) and 12(a))	0	0
Amounts due from related parties (Note 18(d))	150	58
Inventories (Note 2(i))	1,176	849
Other current assets (Notes 2(j) and 12(b))	2,089	1,800
Total current assets	31,079	26,280
Vessels and equipment (Notes 2(k), 2(l), 2(m), 13 and 18(f)):
Vessels	1,468,913	1,351,219
Less accumulated depreciation and amortization	(212,024)	(158,292)
Vessels and equipment, net	1,256,889	1,192,927
Derivative assets (Notes 2(p), 10 and 11)	3,154	695
Accrued income	1,153
Total assets	1,292,275	1,219,902
Current liabilities:
Trade accounts payable (Note 18(e))	2,221	1,995
Accrued expenses (Note 15)	3,368	3,888
Current portion of long-term debt (Notes 11 and 16)	58,984	48,535
Current portion derivative liabilities (Notes 2(p), 10 and 11)	3,304	5,138
Income taxes payable (Notes 2(q) and 17)	190	249
Current portion of contract liabilities (Notes 2(n) and 14)	1,518	1,518
Prepaid charter and deferred revenue (Note 2(r))	7,218	3,365
Amount due to related parties (Note 18(d))	834	848
Total current liabilities	77,637	65,536
Long-term liabilities:
Long-term debt (Notes 11 and 16)	657,662	619,187
Derivative liabilities (Notes 2(p), 10 and 11)	285	1,232
Contract liabilities (Notes 2(n) and 14)	8,239	9,757
Deferred tax liabilities (Notes 2(q) and 17)	685	877
Long-term debt from related parties (Notes 11, 16 and 18)	25,000
Other long-term liabilities (Note 2(r))	1,056	2,543
Total liabilities	770,564	699,132
Commitments and contingencies (Notes 2(s) and 19)
Partners' capital:
Total partners' capital	521,712	520,770
Total liabilities and equity	1,292,275	1,219,902
Common Units [Member]
Partners' capital:
Common and subordinated unitholders	511,413	411,317
Total partners' capital	511,414	411,317
Subordinated Units [Member]
Partners' capital:
Common and subordinated unitholders		99,158
Total partners' capital		99,158
General Partner Unit [Member]
Partners' capital:
General partner interest: 558,674 units issued and outstanding at December 31, 2016, and 2015	10,297	10,295
Total partners' capital	$ 10,298	$ 10,295